UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07326

Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli ABC Fund

Class I - GABCX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli ABC Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABCX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Class I	$46	0.91%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 Index, and outperformed its comparatives, the S&P SmallCap 600 Index and Lipper US Treasury Money Market Fund Average. Global M&A activity hit multiple records in the period, driven by larger deals, a surge in mega-transactions, and strong momentum in the US and Europe. Year-to-date, all-cash deals accounted for 63% of transactions, all-stock deals 14%, and cash-and-stock deals the remaining 23%.  Contributors included Lennar Corp Class A, Apellis Pharmaceuticals, Inc., and Rogers Corp. Detractors included Fox Corp., KKR & Co., and Pan American Silver Co.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli ABC Fund - Class I	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
06/16	10,000	10,000	10,000	10,000
06/17	10,328	11,790	10,049	10,016
06/18	10,472	13,484	10,186	10,105
06/19	10,714	14,889	10,421	10,301
06/20	10,731	16,007	10,592	10,419
06/21	11,649	22,537	10,601	10,421
06/22	11,360	20,143	10,619	10,431
06/23	11,939	24,090	11,001	10,791
06/24	12,646	30,006	11,595	11,346
06/25	13,608	34,555	12,137	11,851
06/26	14,394	42,268	12,603	12,283

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Class I	3.76%	7.36%	4.63%	3.86%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
ICE BofA 3 Month U.S. Treasury Bill Index	1.74%	3.84%	3.52%	2.34%
Lipper U.S. Treasury Money-Market Fund Average	1.68%	3.65%	3.34%	2.08%

Fund Statistics

  Total Net Assets$425,781,505
  Number of Portfolio Holdings257
  Portfolio Turnover Rate56%
  Management Fees$1,046,866

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Lennar Corp. Cl B	16.7%
Lennar Corp. Cl A	(12.9)%
Chart Industries Inc.	2.4%
TXNM Energy Inc.	1.8%
Janus Henderson Group Ltd.	1.5%
Fox Corp. Cl B	1.4%
Taylor Morrison Home Corp.	1.3%
The AES Corp.	1.3%
Pan American Silver Corp.	1.2%
Apogee Therapeutics Inc.	0.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	60.1%
Common Stocks – Securities Sold Short	(13.1)%
U.S. Government Obligations	40.5%
Rights	0.5%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	11.9%

Industry Allocation (% of net assets)

Table Summary
Value	Value
U.S. Government Obligations	40.5%
Building and Construction	18.1%
Building and Construction - Short	(12.9)%
Energy and Utilities	7.4%
Health Care	6.1%
Entertainment	4.2%
Financial Services	4.2%
Diversified Industrial	3.8%
Other Industry sectors	16.7%
Other Assets and Liabilities (Net)	11.9%

The Gabelli ABC Fund

Semi-Annual Shareholder Report - June 30, 2026

Class I - GABCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GABCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABCX-26-SATSR

The Gabelli ABC Fund

Advisor Class - GADVX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli ABC Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GADVX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Advisor Class	$59	1.16%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 Index, and outperformed its comparatives, the S&P SmallCap 600 Index and Lipper US Treasury Money Market Fund Average. Global M&A activity hit multiple records in the period, driven by larger deals, a surge in mega-transactions, and strong momentum in the US and Europe. Year-to-date, all-cash deals accounted for 63% of transactions, all-stock deals 14%, and cash-and-stock deals the remaining 23%.  Contributors included Lennar Corp Class A, Apellis Pharmaceuticals, Inc., and Rogers Corp. Detractors included Fox Corp., KKR & Co., and Pan American Silver Co.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli ABC Fund - Advisor Class	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
06/16	10,000	10,000	10,000	10,000
06/17	10,295	11,790	10,049	10,016
06/18	10,420	13,484	10,186	10,105
06/19	10,635	14,889	10,421	10,301
06/20	10,620	16,007	10,592	10,419
06/21	11,503	22,537	10,601	10,421
06/22	11,197	20,143	10,619	10,431
06/23	11,735	24,090	11,001	10,791
06/24	12,398	30,006	11,595	11,346
06/25	13,302	34,555	12,137	11,851
06/26	14,038	42,268	12,603	12,283

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Advisor Class	3.61%	7.13%	4.38%	3.61%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
ICE BofA 3 Month U.S. Treasury Bill Index	1.74%	3.84%	3.52%	2.34%
Lipper U.S. Treasury Money-Market Fund Average	1.68%	3.65%	3.34%	2.08%

Fund Statistics

  Total Net Assets$425,781,505
  Number of Portfolio Holdings257
  Portfolio Turnover Rate56%
  Management Fees$1,046,866

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GADVX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Lennar Corp. Cl B	16.7%
Lennar Corp. Cl A	(12.9)%
Chart Industries Inc.	2.4%
TXNM Energy Inc.	1.8%
Janus Henderson Group Ltd.	1.5%
Fox Corp. Cl B	1.4%
Taylor Morrison Home Corp.	1.3%
The AES Corp.	1.3%
Pan American Silver Corp.	1.2%
Apogee Therapeutics Inc.	0.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	60.1%
Common Stocks – Securities Sold Short	(13.1)%
U.S. Government Obligations	40.5%
Rights	0.5%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	11.9%

Industry Allocation (% of net assets)

Table Summary
Value	Value
U.S. Government Obligations	40.5%
Building and Construction	18.1%
Building and Construction - Short	(12.9)%
Energy and Utilities	7.4%
Health Care	6.1%
Entertainment	4.2%
Financial Services	4.2%
Diversified Industrial	3.8%
Other Industry sectors	16.7%
Other Assets and Liabilities (Net)	11.9%

The Gabelli ABC Fund

Semi-Annual Shareholder Report - June 30, 2026

Advisor Class - GADVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GADVX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GADVX-26-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli ABC Fund

Semiannual Report — June 30, 2026

“Give a man a fish and you feed him for a day. Teach him how to arbitrage and you feed him forever.” — Warren Buffett

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class I Share of The Gabelli ABC Fund was 3.8% compared with a total return of 1.7% for the ICE BofA 3 Month U.S. Treasury Bill Index. Another class of shares is available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

The Gabelli ABC Fund

Long Positions
U.S. Government Obligations	40.5%
Building and Construction	18.1%
Energy and Utilities	7.4%
Health Care	6.1%
Entertainment	4.2%
Financial Services	4.2%
Diversified Industrial	3.8%
Metals and Mining	3.7%
Telecommunications	2.0%
Real Estate	1.6%
Computer Software and Services	1.4%
Machinery	1.1%
Business Services	1.0%
Hotels and Gaming	1.0%
Electronics	0.8%
Wireless Communications	0.7%
Broadcasting	0.7%
Aerospace and Defense	0.6%
Food and Beverage	0.5%
Cable and Satellite	0.4%
Automotive	0.3%
Retail	0.3%
Consumer Products	0.2%
Specialty Chemicals	0.2%
Publishing	0.2%
Closed-End Funds	0.1%
Consumer Services	0.1%
Paper and Forest Products	0.0	%*
Semiconductors	0.0	%*
Equipment and Supplies	0.0	%*
Environmental Services	0.0	%*
Transportation	0.0	%*
Consumer Staples	0.0	%*
Other Assets and Liabilities (Net)	11.9%

Short Positions
Building and Construction	(12.9)%
Diversified Industrial	(0.2)%
Metals and Mining	(0.0	)%**
	100.0%

*	Amount represents less than 0.05%.
**	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800‑GABELLI (800‑422‑3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800‑SEC‑0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580‑1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 60.1%
	Aerospace and Defense — 0.6%
37,800	AstroNova Inc.†	$1,072,008	$1,076,166
5,865	The Boeing Co.†	931,545	1,269,597
		2,003,553	2,345,763
	Automotive — 0.3%
3,000	Axalta Coating Systems Ltd.†	92,836	102,660
12,500	LKQ Corp.	418,414	329,125
38,521	Monro Inc.	600,668	659,094
25,000	Pinewood Technologies Group plc†	183,678	88,209
		1,295,596	1,179,088
	Broadcasting — 0.7%
9,000	Cogeco Inc.	211,013	393,189
2,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	131,233	175,080
170,000	Sinclair Inc.	3,343,210	2,422,500
		3,685,456	2,990,769
	Building and Construction — 18.1%
3,300	Arcosa Inc.	477,366	479,457
1,000	Johnson Controls International plc	35,190	146,110
800,000	Lennar Corp., Cl. B	32,055,687	70,968,000
75,000	Taylor Morrison Home Corp.†	5,375,786	5,380,500
		37,944,029	76,974,067
	Business Services — 1.0%
79,200	Dawson Geophysical Co.†	182,140	470,448
228,800	Global Business Travel Group I†	2,135,642	2,148,432
13,700	McGrath RentCorp	1,535,860	1,658,111
11,500	TIC Solutions Inc.†	121,558	93,035
15,000	Yext Inc.†	112,804	70,050
		4,088,004	4,440,076
	Cable and Satellite — 0.4%
12,750	EchoStar Corp., Cl. A†	1,592,956	1,294,125
3,000	IHS Holding Ltd.†	24,142	24,720
55,000	Liberty Latin America Ltd., Cl. A†	348,549	431,200
2,081	Liberty Latin America Ltd., Cl. C†	10,356	16,211
		1,976,003	1,766,256
	Computer Software and Services — 1.4%
1,000	Datagroup SE	61,259	86,723
14,000	Digi International Inc.†	136,935	1,049,300
8,500	Gen Digital Inc.	149,009	211,565
44,000	Information Services Corp.	1,597,438	1,582,232
51,250	LiveRamp Holdings Inc.†	1,933,552	1,929,050
Shares		Cost	Market Value
700	PSI Software SE†	$36,816	$35,192
3,000	Rocket Internet SE	67,564	75,412
1,200	Rockwell Automation Inc.	300,321	594,096
60,000	Stratasys Ltd.†	685,055	513,600
		4,967,949	6,077,170
	Consumer Products — 0.2%
3,814	Capri Holdings Ltd.†	79,701	70,826
34,000	Energizer Holdings Inc.	977,679	728,960
4,120	Masterbrand Inc.†	47,982	42,395
3,500	Sturm Ruger & Co. Inc.	136,021	132,475
		1,241,383	974,656
	Consumer Services — 0.1%
700	UniFirst Corp.	143,201	185,122

	Consumer Staples — 0.0%
5,300	Olaplex Holdings Inc.†	10,626	10,865

	Diversified Industrial — 3.8%
2,400	Bel Fuse Inc., Cl. A	223,592	698,952
48,233	Chart Industries Inc.†	9,912,344	10,077,803
300	Genco Shipping & Trading Ltd.	6,633	7,434
100	Herc Holdings Inc.	11,785	14,334
70,000	Myers Industries Inc.	898,860	2,471,700
2,000	Norfolk Southern Corp.	565,887	629,180
20,000	Qube Holdings Ltd.	71,111	70,620
800	Teck Resources Ltd., Cl. B	32,024	47,568
3,000	Textron Inc.	252,378	275,190
12,500	Valmet Oyj	398,326	301,646
45,000	Velan Inc.	224,131	523,532
22,000	Wartsila OYJ Abp	274,261	839,080
		12,871,332	15,957,039
	Electronics — 0.8%
21,000	Rogers Corp.†	2,022,416	3,438,330
12,400	Yamada Holdings Co. Ltd.	36,458	50,158
		2,058,874	3,488,488
	Energy and Utilities — 7.4%
48,300	Alerion Cleanpower SpA	132,418	1,189,292
16,000	Alvopetro Energy Ltd.	34,057	97,359
24,200	APA Corp.	731,050	788,194
8,000	DMC Global Inc.†	92,699	46,480
20,000	Endesa SA	453,617	911,338
46,000	Energy Transfer LP	42,323	879,520
2,000	Essential Utilities Inc.	78,312	76,620
200,000	Gulf Coast Ultra Deep Royalty Trust†	39,334	7,420
47,500	National Fuel Gas Co.	2,402,156	3,667,475
2,500	Northwestern Energy Group Inc.	154,166	179,050
26,000	ONEOK Inc.	1,706,214	2,260,440
5,000	Santos Ltd.	22,428	24,959

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
45,000	Severn Trent plc	$1,200,785	$1,764,444
25,000	SLB Ltd.	862,000	1,162,250
26,700	Southwest Gas Holdings Inc.	1,587,552	2,367,756
4,000	Sunococorp LLC	204,000	270,680
365,000	The AES Corp.	5,283,823	5,350,900
136,500	TXNM Energy Inc.	6,903,653	7,750,470
48,500	UGI Corp.	1,566,922	1,675,190
80,000	Venture Global Inc., Cl. A	1,721,903	890,400
5,626	Western Midstream Partners LP	199,341	246,194
		25,418,753	31,606,431
	Entertainment — 4.2%
34,500	Atlanta Braves Holdings Inc., Cl. A†	917,799	1,942,695
25,000	Atlanta Braves Holdings Inc., Cl. C†	922,007	1,297,500
6,500	Electronic Arts Inc.	1,305,761	1,332,760
6,000	Endeavor Group Holdings Inc., Cl. A†	156,105	165,000
130,000	Fox Corp., Cl. B	4,664,664	6,089,200
1,000	Grindr Inc.†	12,623	14,370
170,000	IMAX China Holding Inc.†	193,034	173,406
85	Liberty Live Holdings Inc., Cl. A†	2,951	8,607
6,500	Madison Square Garden Sports Corp.†	1,035,545	2,611,960
56,000	Manchester United plc, Cl. A†	932,770	1,284,080
114,000	Warner Bros Discovery Inc.†	3,087,476	3,039,240
		13,230,735	17,958,818
	Environmental Services — 0.0%
500	Gentherm Inc.†	15,935	17,055

	Equipment and Supplies — 0.0%
485	HNI Corp.	20,413	19,599

	Financial Services — 4.2%
500	Brighthouse Financial Inc.†	32,460	31,650
1,000	Brookfield Asset Management Ltd., Cl. A	34,876	44,850
5,700	Brookfield Corp.	140,865	242,763
211	CNFinance Holdings Ltd., ADR†	5,549	584
500	Core Scientific Inc.†	7,447	12,795
108,500	DigitalBridge Group Inc.	1,698,404	1,712,130
23,200	Equitable Holdings Inc.	437,684	1,018,016
2,319	First Bank	29,131	41,116
Shares		Cost	Market Value
29,000	First Horizon Corp.	$502,388	$743,560
24,750	Huntington Bancshares Inc.	415,646	438,818
70,000	International Money Express Inc.†	1,051,768	1,011,500
123,000	Janus Henderson Group Ltd.	6,333,651	6,389,850
42,000	KKR & Co. Inc.	170,632	3,854,760
800	Mastercard Inc., Cl. A	15,971	410,880
123,000	Payoneer Global Inc.†	866,227	875,760
10,000	Schroders plc	80,772	77,929
6,700	SouthState Bank Corp.	455,307	669,330
4,970	Towne Bank	165,787	180,113
12,000	Valley National Bancorp	89,564	175,800
		12,534,129	17,932,204
	Food and Beverage — 0.5%
100	Amcor plc	4,765	4,335
9,000	Nathan’s Famous Inc.	906,923	914,400
12,000	Olam Group Ltd.	10,444	11,223
2,000	Pernod Ricard SA	142,616	145,933
17,000	Remy Cointreau SA	990,636	836,795
2,400	The J.M. Smucker Co.	251,365	270,000
		2,306,749	2,182,686
	Health Care — 5.9%
29,050	Apogee Therapeutics Inc.†	3,856,009	3,855,806
5,000	Atrium Therapeutics Inc.†	73,656	67,250
86,500	Avanos Medical Inc.†	2,131,369	2,152,120
2,360	BioCryst Pharmaceuticals Inc.†	16,024	23,600
8,500	Biohaven Ltd.†	62,050	126,480
400	Bio-Rad Laboratories Inc., Cl. A†	39,976	117,444
15,050	Bio-Techne Corp.	1,061,381	1,063,283
8,500	Bioventus Inc., Cl. A†	78,553	80,240
35,000	Catalyst Pharmaceuticals Inc.†	1,091,899	1,100,050
196,000	Cross Country Healthcare Inc.†	2,638,972	2,589,160
1,220	Edgewell Personal Care Co.	30,810	32,769
426,000	Esperion Therapeutics Inc.†	1,328,990	1,346,160
6,500	Globus Medical Inc., Cl. A†	341,693	513,565
500	ICU Medical Inc.†	29,090	73,300
27,000	Idorsia Ltd.†	277,964	229,400
300	Illumina Inc.†	11,836	52,749
3,000	Kenvue Inc.	49,797	57,330
20,000	LENSAR Inc.†	254,473	114,200
433,000	Myrexis Inc.†	44,849	346
20,850	Nuvalent Inc., Cl. A†	2,564,336	2,574,975
239,500	Organon & Co.	3,185,983	3,242,830
1,000	Penumbra Inc.†	344,896	315,750
105,000	Perrigo Co. plc	3,036,236	1,090,950
11,082	QIAGEN NV	539,281	433,306

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
11,700	QuidelOrtho Corp.†	$398,975	$204,925
10,000	Select Medical Holdings Corp.	163,100	165,100
19,750	STAAR Surgical Co.†	484,920	566,628
17,500	Surgery Partners Inc.†	394,693	294,000
3,600	TherapeuticsMD Inc.†	24,267	7,956
17,500	TruBridge Inc.†	450,625	458,675
135,000	Viatris Inc.	1,733,772	2,143,800
		26,740,475	25,094,147
	Hotels and Gaming — 1.0%
36,400	Caesars Entertainment Inc.†	1,060,165	1,098,552
148,000	Entain plc	1,258,040	1,097,399
8,700	MGM Resorts International†	417,818	415,947
113,267	Playa Hotels & Resorts NV†	1,528,538	1,529,104
		4,264,561	4,141,002
	Machinery — 1.1%
32,000	Astec Industries Inc.	1,098,444	1,958,080
25,000	CFT SpA†(a)	138,180	131,399
245,000	CNH Industrial NV	2,140,251	2,751,350
		3,376,875	4,840,829
	Metals and Mining — 3.4%
200,000	Ampco-Pittsburgh Corp.†	637,062	1,730,000
400	DPM Metals Inc.	7,800	12,991
4,500	Endeavour Mining plc	90,728	225,627
32,000	Freeport-McMoRan Inc.	573,411	2,012,480
4,257	Kinross Gold Corp.	22,197	100,793
29,000	Newmont Corp.	1,048,550	2,708,600
7,500	Orogen Royalties Inc.†	10,678	19,566
83,000	Pan American Silver Corp.	1,207,173	3,717,570
3,800	Royal Gold Inc.	747,270	758,518
870	Triple Flag Precious Metals Corp.	20,288	26,065
10,000	Vulcan Materials Co.	438,009	2,950,100
		4,803,166	14,262,310
	Paper and Forest Products — 0.0%
1,200	International Paper Co.	64,384	45,720

	Publishing — 0.2%
52,299	Lee Enterprises Inc.†	525,788	468,599
60,000	The E.W. Scripps Co., Cl. A†	290,848	166,200
		816,636	634,799
	Real Estate — 1.6%
500	American Tower Corp., REIT	7,707	81,785
4,000	Healthcare Realty Trust Inc., REIT	71,607	80,680
23,593	Millrose Properties Inc., REIT	260,939	708,970
Shares		Cost	Market Value
386,500	Primary Health Properties plc, REIT	$471,450	$490,628
70,000	Sila Realty Trust Inc., REIT	2,129,959	2,125,200
93,000	Two Harbors Investment Corp., REIT	1,039,740	1,154,130
20,746	VICI Properties Inc., REIT	661,133	550,806
74,500	Whitestone REIT	1,407,990	1,412,520
		6,050,525	6,604,719
	Retail — 0.3%
24,000	Albertsons Companies Inc., Cl. A	484,221	324,720
35,000	Bapcor Ltd.	89,519	10,541
14,000	Macy’s Inc.	265,283	329,700
365,000	Sportsman’s Warehouse Holdings Inc.†	3,089,753	485,450
101,770	The Bon-Ton Stores Inc.†(a)	4,946	0
		3,933,722	1,150,411
	Semiconductors — 0.0%
500	Silicon Laboratories Inc.†	102,672	109,280
800	SkyWater Technology Inc.†	24,375	27,856
		127,047	137,136
	Specialty Chemicals — 0.2%
1,200	Linde plc	194,452	622,728
27,000	Mativ Holdings Inc.	431,513	204,390
18,000	SGL Carbon SE†	156,514	91,419
		782,479	918,537
	Telecommunications — 2.0%
120,000	Koninklijke KPN NV	365,363	591,775
160,000	Liberty Global Ltd., Cl. A†	1,979,547	1,819,200
30,000	Liberty Global Ltd., Cl. C†	342,730	330,000
91,000	Orange Belgium SA†	1,986,744	2,235,497
61,000	Parrot SA†	221,205	703,956
100,000	Pharol SA†	26,205	8,798
4,500	QUALCOMM Inc.	784,980	831,555
25,000	Sunrise Communications AG, Cl. A	1,146,823	1,243,812
245,000	Telefonica Deutschland Holding AG†	635,506	573,871
6,000	Telephone and Data Systems Inc.	83,462	222,060
		7,572,565	8,560,524
	Transportation — 0.0%
500	ZIM Integrated Shipping Services Ltd.	14,379	13,000

	Wireless Communications — 0.7%
32,000	Array Digital Infrastructure Inc.	678,064	1,160,320

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
22,000	Millicom International Cellular SA	$388,344	$1,996,720
		1,066,408	3,157,040
	TOTAL COMMON STOCKS	185,425,942	255,666,326

	CLOSED-END FUNDS — 0.1%
235,000	Altaba Inc., Escrow†	0	305,500

	PREFERRED STOCKS — 0.0%
	Cable and Satellite — 0.0%
5,708	Liberty Latin America Ltd., Ser. A, 9.000%	149,534	123,809

	RIGHTS — 0.5%
	Computer Software and Services — 0.0%
1,000	Flexion Therapeutics Inc., CVR†	0	100
20,000	Gen Digital Inc., CVR†	0	25,800
		0	25,900
	Food and Beverage — 0.0%
20,000	TreeHouse Foods Inc., CVR†	0	35,000

	Health Care — 0.2%
30,000	89bio Inc., CVR†	0	9,000
60,000	ABIOMED Inc., CVR†	0	96,000
120,000	Akero Therapeutics Inc., CVR†	0	60,000
50,000	Akouos Inc., CVR†	0	25,000
10,000	Albireo Pharma Inc., CVR†	0	22,500
411,000	Alimera Sciences Inc., CVR†	1	4,110
187,969	Ambit Biosciences Corp., CVR†(a)	0	0
77,300	Apellis Pharmaceuticals Inc., CVR†	0	773
6,500	Arcellx Inc., CVR†	0	325
5,000	Avadel Pharmaceuticals plc, CVR†	0	2,750
106,000	Blueprint Medicines Corp., CVR†	1	42,400
10,500	Centessa Pharmaceuticals plc, CVR†	0	21,000
167,895	Checkpoint Therapeutics Inc., CVR†	0	16,790
195,960	Chinook Therapeutics Inc., CVR†	0	39,192
28,000	Epizyme Inc., CVR†	0	560
18,000	Fusion Pharmaceuticals Inc., CVR†	0	9,000
500,000	Gracell Biotechnologies Inc., CVR†	0	20,000
Shares		Cost	Market Value
27,500	Hologic Inc., CVR†	$0	$275
30,000	Icosavax Inc., CVR†	0	9,000
3,000	Landos Biopharma Inc., CVR†(a)	0	7,530
10,000	Mersana Therapeutics Inc., CVR†	0	17,500
5,000	Metsera Inc., CVR†	0	22,500
35,000	Mirati Therapeutics Inc., CVR†	0	17,500
2,000	Monogram Technologies Inc., CVR†	0	1,400
3,000	Opiant Pharmaceuticals Inc., CVR†	0	1,500
24,000	Paragon 28 Inc., CVR†	0	1,200
140,000	Paratek Pharmaceuticals Inc., CVR†	0	2,800
8,000	Poseida Therapeutics Inc., CVR†	0	4,000
11,000	Prevail Therapeutics Inc., CVR†	0	2,200
60,000	Regulus Therapeutics Inc, CVR†	0	60,000
250,000	Sage Therapeutics Inc., CVR†	0	25,000
22,000	scPharmaceuticals Inc., CVR†	0	6,600
800	Sigilon Therapeutics Inc., CVR†(a)	0	6,040
120,000	Verve Therapeutics Inc., CVR†	0	60,000
210,000	Vigil Neuroscience Inc., CVR†	0	10,500
		2	624,945
	Metals and Mining — 0.3%
10,000	Kinross Gold Corp., CVR†(a)	0	0
2,200,000	Pan American Silver Corp., CVR†	506,000	1,212,200
		506,000	1,212,200
	Paper and Forest Products — 0.0%
75,000	Resolute Forest Products Inc., CVR†	0	112,500

	TOTAL RIGHTS	506,002	2,010,545

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 40.5%
$174,118,000	U.S. Treasury Bills, 3.570% to 3.760%††, 07/09/26 to 12/17/26(b)	$172,660,828	$172,625,314

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 101.2%	$358,742,306	430,731,494

	SECURITIES SOLD SHORT — (13.1)%
	(Proceeds received $32,219,980)		(55,967,010)

	Other Assets and Liabilities (Net) — 11.9%		51,017,021

	NET ASSETS — 100.0%		$425,781,505

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (13.1)%
	Building and Construction — (12.9)%
609,000	Lennar Corp., Cl. A	$31,928,097	$55,108,410

	Diversified Industrial — (0.2)%
2,400	Bel Fuse Inc., Cl. B	250,387	799,296

	Metals and Mining — (0.0)%
2,400	Anglo American plc, ADR	41,496	59,304

	TOTAL SECURITIES SOLD SHORT(c)	$32,219,980	$55,967,010

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At June 30, 2026, $35,755,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c)	At June 30, 2026, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $358,742,306)	$430,731,494
Deposit at brokers for securities sold short	57,675,742
Receivable for investments sold	381,722
Receivable for Fund shares sold	186,787
Dividends receivable	357,268
Prepaid expenses	40,535
Total Assets	489,373,548
Liabilities:
Securities sold short, at value (proceeds $32,219,980)	55,967,010
Payable to bank	3,948,667
Payable for investments purchased	3,407,055
Payable for Fund shares redeemed	6,751
Payable for investment advisory fees	175,008
Payable for distribution fees	9,683
Payable for accounting fees	3,750
Other accrued expenses	74,119
Total Liabilities	63,592,043
Net Assets
(applicable to 37,730,586 shares outstanding)	$425,781,505

Net Assets Consist of:
Paid-in capital	$371,393,638
Total distributable earnings	54,387,867
Net Assets	$425,781,505

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class I:
Net Asset Value, offering, and redemption price per share ($379,446,123 ÷ 33,584,893 shares outstanding)	$11.30
Advisor Class:
Net Asset Value, offering, and redemption price per share ($46,335,382 ÷ 4,145,693 shares outstanding)	$11.18

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $44,567)	$3,129,886
Interest	4,206,353
Total Investment Income	7,336,239
Expenses:
Investment advisory fees	1,046,866
Distribution fees - Advisor Class	60,050
Dividend expense on securities sold short	665,685
Shareholder communications expenses	35,627
Legal and audit fees	33,819
Directors’ fees	27,500
Custodian fees	23,432
Accounting fees	22,500
Registration expenses	20,710
Shareholder services fees	16,661
Interest expense	4,406
Miscellaneous expenses	15,468
Total Expenses	1,972,724
Net Investment Income	5,363,515

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments	4,825,142
Net realized gain on securities sold short	111,097
Net realized gain on forward foreign exchange contracts	236,363
Net realized gain on foreign currency transactions	538
Net realized gain on investments, securities sold short, forward foreign exchange contracts, and foreign currency transactions	5,173,140
Net change in unrealized appreciation/depreciation:
on investments	(1,195,754)
on securities sold short	7,138,030
on forward foreign exchange contracts	(13,548)
on foreign currency translations	(6,233)
Net change in unrealized appreciation/depreciation on investments, securities sold short, forward foreign exchange contracts, and foreign currency translations	5,922,495
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency	11,095,635
Net Increase in Net Assets Resulting from Operations	$16,459,150

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$5,363,515	$12,829,389
Net realized gain on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency transactions	5,173,140	5,462,529
Net change in unrealized appreciation/(depreciation) on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	5,922,495	5,828,827
Net Increase in Net Assets Resulting from Operations	16,459,150	24,120,745

Distributions to Shareholders:
Accumulated earnings
Class I	—	(17,070,919)
Advisor Class	—	(2,062,997)
Total Distributions to Shareholders	—	(19,133,916)

Capital Share Transactions:
Class I	(21,404,231)	(1,311,539)
Advisor Class	(4,001,590)	(13,873,074)
Net Decrease in Net Assets from Capital Share Transactions	(25,405,821)	(15,184,613)

Redemption Fees	91	—

Net Decrease in Net Assets	(8,946,580)	(10,197,784)

Net Assets:
Beginning of year	434,728,085	444,925,869
End of period	$425,781,505	$434,728,085

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class I
2026(e)	$10.86	$0.14	$0.30	$0.44	$—	$—	$—	$0.00	$11.30	3.76%	$379,446	2.59	%(f)	0.91	%(f)(g)	56%
2025	10.74	0.16	0.46	0.62	(0.31)	(0.19)	(0.50)	—	10.86	5.77	386,259	2.98		1.02		134
2024	10.44	0.35	0.48	0.83	(0.39)	(0.14)	(0.53)	0.00	10.74	7.89	383,130	3.24		0.87	(h)	155
2023	10.09	0.33	0.37	0.70	(0.35)	—	(0.35)	0.00	10.44	6.93	392,723	3.18		0.85		157
2022	10.44	0.08	(0.29)	(0.21)	(0.14)	—	(0.14)	0.00	10.09	(2.01)	447,336	0.80		0.79		156
2021	10.46	0.02	0.44	0.46	(0.05)	(0.43)	(0.48)	0.00	10.44	4.37	489,797	0.15		0.77		205
Advisor Class
2026(e)	$10.76	$0.13	$0.29	$0.42	$—	$—	$—	$0.00	$11.18	3.61%	$46,336	2.34	%(f)	1.16	%(f)(g)	56%
2025	10.64	0.30	0.29	0.59	(0.28)	(0.19)	(0.47)	—	10.76	5.53	48,469	2.76		1.27		134
2024	10.34	0.32	0.48	0.80	(0.36)	(0.14)	(0.50)	0.00	10.64	7.67	61,796	3.00		1.12	(h)	155
2023	9.99	0.30	0.37	0.67	(0.32)	—	(0.32)	0.00	10.34	6.68	70,564	2.90		1.10		157
2022	10.34	0.05	(0.29)	(0.24)	(0.11)	—	(0.11)	0.00	9.99	(2.35)	121,084	0.48		1.04		156
2021	10.36	(0.05)	0.48	0.43	(0.02)	(0.43)	(0.45)	0.00	10.34	4.15	168,445	(0.43)		1.02		205

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021 would have been 0.60%, 0.59%, 0.57%, 0.63%, 0.58%, and 0.57% (Class I) and 0.85%, 0.84%, 0.82%, 0.88%, 0.83%, and 0.82% (Advisor Class), respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, there was minimal impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(e)	For the six months ended June 30, 2026, unaudited.
(f)	Annualized.
(g)	The Fund incurred interest expense. For the six months ended June 30, 2026, there was minimal impact on the expense ratios.
(h)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the year ended December 31, 2024, there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ABC Fund (the Fund), the sole series of the Gabelli Investor Funds, Inc. (the Corporation), was incorporated on October 30, 1992 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

Effective September 29, 2025, Class AAA Shares of the Fund were renamed Class I Shares.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. For short positions, if no bid prices are quoted on that day, then the security is valued at the closing ask price on the principal market for the security on that day. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2026 are as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$6,001,758	$75,412	—	$6,077,170
Entertainment	17,793,818	165,000	—	17,958,818
Health Care	25,093,801	346	—	25,094,147
Hotels and Gaming	2,611,898	1,529,104	—	4,141,002
Machinery	4,709,430	—	$131,399	4,840,829
Retail	1,150,411	—	0	1,150,411
Telecommunications	7,986,653	573,871	—	8,560,524
Other Industries (b)	187,843,425	—	—	187,843,425
Total Common Stocks	253,191,194	2,343,733	131,399	255,666,326
Closed-End Funds	—	305,500	—	305,500
Preferred Stocks (b)	123,809	—	—	123,809
Rights (b)	1,238,000	758,975	13,570	2,010,545
U.S. Government Obligations	—	172,625,314	—	172,625,314
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$254,553,003	$176,033,522	$144,969	$430,731,494

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/26
LIABILITIES (Market Value):
Common Stocks Sold Short (b)	$(55,967,010)	—	—	$(55,967,010)
TOTAL INVESTMENTS – LIABILITIES	$(55,967,010)	—	—	$(55,967,010)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, may be valued at the unrealized appreciation/(depreciation) of the instrument.

At June 30, 2026, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities,

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2026, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2026, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2026 are reflected within the Schedule of Investments. The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2026 had an average monthly notional amount of approximately $5,264,425.

At June 30, 2026, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts. For the six months ended June 30, 2026, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency, within Net realized gain on forward foreign exchange contracts and Net change in unrealized appreciation/depreciation on forward foreign exchange contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Six Months Ended June 30, 2026

Net Realized Gain/(Loss) from Derivatives Recognized in Income

	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign currency exchange rate risk	$—	$—	$—	$—	$236,363	$236,363

Net Change in Unrealized Appreciation/(Depreciation)

On Derivatives Recognized in Income

	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign currency exchange rate risk	$—	$—	$—	$—	$(13,548)	$(13,548)

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

of the position fluctuates. Securities sold short and details of collateral at June 30, 2026 are reflected within the Schedule of Investments. For the six months ended June 30, 2026, the Fund did not incur any service fees related to its investment positions sold short and held by the broker. These amounts, if any, are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$12,711,109
Net long term capital gains	6,422,807
Total distributions paid	$19,133,916

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$328,085,817	$81,825,697	$(35,147,030)	$46,678,667

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G. distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities, aggregated $158,166,177 and $135,294,855, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Fund paid $39,053 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2026, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As of June 30, 2026, the Fund’s Adviser and its affiliates beneficially owned greater than 44.6% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers Class I Shares and Advisor Class Shares to investors without a front-end sales charge. Effective September 29, 2025, Class AAA shares of the Fund were renamed Class I Shares. Class I Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2026 and the year ended December 31, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	724,327	$8,122,625	2,374,793	$26,477,248
Shares issued upon reinvestment of distributions	—	—	1,550,919	16,874,001
Shares redeemed	(2,695,706)	(29,526,856)	(4,035,746)	(44,662,788)
Net decrease	(1,971,379)	$(21,404,231)	(110,034)	$(1,311,539)
Advisor Class
Shares sold	210,513	$2,323,005	708,917	$7,731,008
Shares issued upon reinvestment of distributions	—	—	177,754	1,916,185
Shares redeemed	(569,573)	(6,324,595)	(2,189,265)	(23,520,267)
Net decrease	(359,060)	$(4,001,590)	(1,302,594)	$(13,873,074)

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2026, the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Willis M. Brucker is a portfolio manager of Gabelli Funds, LLC and global merger arbitrage analyst with experience analyzing and investing in global merger transactions and special situations. He joined GAMCO Investors, Inc. in 2004 as a research analyst after graduating from Boston College with a BS in Finance and Corporate Reporting and Analysis.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the Firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and Chief Executive Officer, GAMCO Investors, Inc.
Executive Chairman, Associated Capital Group Inc.

Vincent D. Enright
Former Senior Vice President and Chief Financial Officer, KeySpan Corp.

Mary E. Hauck
Former Senior Portfolio Manager, Gabelli-O'Connor Fixed Income Mutual Fund Management Co.

Werner J. Roeder
Former Medical Director, Lawrence Hospital

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q226SAR

GABELLI FUNDS

THE GABELLI ABC FUND

Semiannual Report
June 30, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class I
2026(e)	$10.86	$0.14	$0.30	$0.44	$—	$—	$—	$0.00	$11.30	3.76%	$379,446	2.59	%(f)	0.91	%(f)(g)	56%
2025	10.74	0.16	0.46	0.62	(0.31)	(0.19)	(0.50)	—	10.86	5.77	386,259	2.98		1.02		134
2024	10.44	0.35	0.48	0.83	(0.39)	(0.14)	(0.53)	0.00	10.74	7.89	383,130	3.24		0.87	(h)	155
2023	10.09	0.33	0.37	0.70	(0.35)	—	(0.35)	0.00	10.44	6.93	392,723	3.18		0.85		157
2022	10.44	0.08	(0.29)	(0.21)	(0.14)	—	(0.14)	0.00	10.09	(2.01)	447,336	0.80		0.79		156
2021	10.46	0.02	0.44	0.46	(0.05)	(0.43)	(0.48)	0.00	10.44	4.37	489,797	0.15		0.77		205
Advisor Class
2026(e)	$10.76	$0.13	$0.29	$0.42	$—	$—	$—	$0.00	$11.18	3.61%	$46,336	2.34	%(f)	1.16	%(f)(g)	56%
2025	10.64	0.30	0.29	0.59	(0.28)	(0.19)	(0.47)	—	10.76	5.53	48,469	2.76		1.27		134
2024	10.34	0.32	0.48	0.80	(0.36)	(0.14)	(0.50)	0.00	10.64	7.67	61,796	3.00		1.12	(h)	155
2023	9.99	0.30	0.37	0.67	(0.32)	—	(0.32)	0.00	10.34	6.68	70,564	2.90		1.10		157
2022	10.34	0.05	(0.29)	(0.24)	(0.11)	—	(0.11)	0.00	9.99	(2.35)	121,084	0.48		1.04		156
2021	10.36	(0.05)	0.48	0.43	(0.02)	(0.43)	(0.45)	0.00	10.34	4.15	168,445	(0.43)		1.02		205

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021 would have been 0.60%, 0.59%, 0.57%, 0.63%, 0.58%, and 0.57% (Class I) and 0.85%, 0.84%, 0.82%, 0.88%, 0.83%, and 0.82% (Advisor Class), respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, there was minimal impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(e)	For the six months ended June 30, 2026, unaudited.
(f)	Annualized.
(g)	The Fund incurred interest expense. For the six months ended June 30, 2026, there was minimal impact on the expense ratios.
(h)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the year ended December 31, 2024, there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Vincent D. Enright	$10,000
Mary E. Hauck	$8,500
Werner J. Roeder	$9,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 10, 2026, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

1) The nature, extent and quality of services provided by the Adviser

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund (including the purchase and sale of portfolio securities), overseeing all the Fund’s third party service providers, and providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged BNY, at the Adviser’s expense, to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long-standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2) The performance of the Fund and the Adviser

The Independent Board Members reviewed the short-, medium- and long-term performance (as of December 31, 2025) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Performance Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group,” and together with the Adviser Performance Peer Group, the “Performance Peer Groups”) consisting of all retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the three- and five-year periods, the third quartile for the ten- year period, and the fourth quartile for the one- year period, as measured against the Adviser Performance Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the three- and five- year periods, and in the fourth quintile for the one- and ten-year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Groups.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered several factors. First, the Board Members compared the level of the advisory fee for the Fund against an Adviser expense peer group (the “Adviser Expense Peer Group”) and against an expense peer group of alternative multi-strategy funds selected by Broadridge (the “Broadridge Expense Peer Group,” and together with the Adviser Expense Peer Group, the “Expense Peer Groups”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Groups. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. The Board Members noted that the Fund’s advisory fee ratio and total expense ratio were below the median when compared to those of the Expense Peer Groups.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were comparable to the Fund. The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma income statements of the Adviser for the year ended December 31, 2025. The Board Members considered one analysis for the Adviser with respect to its profitability as a whole, and a second analysis for the Adviser with respect to the profitability of its advisory relationship with the Fund. With respect to the Fund-specific profitability analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Groups to assess whether the funds in the Expense Peer Groups had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately considered any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuance of the Fund’s Advisory Agreement. The Board Members based their decision an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.